As filed with the Securities and Exchange Commission on January 6, 2017

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 122	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 124	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

with a copy to:

Name and Address of Agent for Service: Diana E. McCarthy One Logan Square, Suite 2000 Philadelphia, Pennsylvania 19103-6996	Craig R. Carberry, Secretary The Northern Trust Company 50 South LaSalle Street, MB-09 Chicago, IL 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 5, 2017 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to the Northern Funds – U.S. Quality ESG Fund.

Explanatory Note

This Post-Effective Amendment No. 122 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 124 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until February 5, 2017, the effectiveness of the Registration Statement with respect to the Northern Funds – U.S. Quality ESG Fund (the “Fund”), initially filed in Post-Effective Amendment No. 117 on September 28, 2016, which, pursuant to paragraph (a)(2) of Rule 485 under the Securities Act, was scheduled to become effective on December 12, 2016. Post-Effective Amendment No. 121 was filed on December 9, 2016 pursuant to Rule 485(b)(1)(iii) of the Securities Act to extend the effective date of Post-Effective Amendment No. 117 to January 8, 2017.

This Post-Effective Amendment No. 122 incorporates by reference the information for the Fund contained in Parts A, B and C of Post-Effective Amendment No. 117.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 122 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 122 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 6th day of January, 2017.

NORTHERN FUNDS

By:	/s/ Lloyd A. Wennlund
Lloyd A. Wennlund
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 122 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Lloyd A. Wennlund Lloyd A. Wennlund	President (Principal Executive Officer)	January 6, 2017

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer) and Senior Vice President	January 6, 2017

* William L. Bax William L. Bax	Trustee	January 6, 2017

* Mark G. Doll Mark G. Doll	Trustee	January 6, 2017

* Sandra Polk Guthman Sandra Polk Guthman	Trustee	January 6, 2017

* Thomas A. Kloet Thomas A. Kloet	Trustee	January 6, 2017

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	January 6, 2017

* Stephen N. Potter Stephen N. Potter	Trustee	January 6, 2017

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	January 6, 2017

* Casey J. Sylla Casey J. Sylla	Trustee	January 6, 2017

/s/ Diana E. McCarthy
*By Diana E. McCarthy
Attorney-In-Fact